Federated MDT All Cap Core Fund
Class A Shares
Class C Shares
Class K Shares
Institutional Shares
(A Portfolio of Federated MDT Series)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2008.
Under the heading entitled, “Portfolio Manager Information,” please delete the section in its entirety and replace it with the following:

Portfolio Manager Information

The following information about the Fund’s portfolio managers is provided as of the end of the fund's most recently completed fiscal year.

Additional Accounts Managed by Daniel Mahr
Types of Accounts Managed by Daniel Mahr	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$640.146 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: $10,001-$50,000.

Daniel Mahr is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 3000 Index).  As noted above, Mr. Mahr is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of the Strategy to which the Fund is assigned represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Mahr may receive additional consideration based on the achievement of specified revenue targets.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”).  The Adviser has structured the portfolio managers’ compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

Additional Accounts Managed by Fred Konopka
Types of Accounts Managed by Fred Konopka	Total Number of Additional Accounts Managed / Total Assets	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$640.146 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: $100,001-$500,000.

Fred Konopka is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 3000 Index).  As noted above, Mr. Konopka is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of the Strategy to which the Fund is assigned represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Konopka may receive additional consideration based on the achievement of specified revenue targets.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”).  The Adviser has structured the portfolio managers’ compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

Additional Accounts Managed by Brian M. Greenberg
Types of Accounts Managed by Brian M. Greenberg	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$640.146 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/500 thousand
Other Accounts	55 Other Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: $10,001-$50,000.

Brian M. Greenberg is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 3000 Index).  As noted above, Mr. Greenberg is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of the Strategy to which the Fund is assigned represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Greenberg may receive additional consideration based on the achievement of specified revenue targets.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”).  The Adviser has structured the portfolio managers’ compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

Additional Accounts Managed by Douglas Thunen
Types of Accounts Managed by Douglas Thunen	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$640.146 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: $50,001-$100,000.

Douglas Thunen is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 3000 Index).  As noted above, Mr. Thunen is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of the Strategy to which the Fund is assigned represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Thunen may receive additional consideration based on the achievement of specified revenue targets.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”).  The Adviser has structured the portfolio managers’ compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

November 13, 2008

Cusip             31421R106
Cusip             31421R205
Cusip             31421R304
Cusip             31421R718
39627 (11-08)